UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California         February 9, 2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   52

FORM 13F INFORMATION TABLE VALUE TOTAL:   $481,871 (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                               December 31, 2011

                                   TITLE                        VALUE     SHARES/  SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS            CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
AXT INC                           COM               00246W103    3,567    855,424  SH           SOLE              855,424
ABAXIS INC                        COM               002567105    1,379     49,850  SH           SOLE               49,850
ACACIA RESH CORP                  ACACIA TCH COM    003881307    5,823    159,495  SH           SOLE              159,495
ACCELRYS INC                      COM               00430U103   29,047  4,322,508  SH           SOLE            4,322,508
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1   00828UAB9   21,319 20,160,000  PRN          SOLE           20,160,000
AMERIGON INC                      COM               03070L300    5,284    370,569  SH           SOLE              370,569
APPLE INC                         COM               037833100    2,550      6,297  SH           SOLE                6,297
ASSET ACCEPTANCE CAPITAL CORP CMN COM               04543P100    3,131    800,756  SH           SOLE              800,756
BLACK DIAMOND INC                 COM               09202G101      446     59,770  SH           SOLE               59,770
CAI INTERNATIONAL INC             COM               12477X106   12,466    806,316  SH           SOLE              806,316
CVR ENERGY INC                    COM               12662P108    2,345    125,198  SH           SOLE              125,198
CAPLEASE INC                      COM               140288101      424    104,927  SH           SOLE              104,927
CARMIKE CINEMAS INC               COM               143436400      522     75,876  SH           SOLE               75,876
CLEARWATER PAPER CORP             COM               18538R103   11,185    314,100  SH           SOLE              314,100
COINSTAR INC                      COM               19259P300   36,838    807,152  SH           SOLE              807,152
COGENT COMM GROUP INC             NOTE 1% 6/1       19239VAB0   26,803 30,158,000  PRN          SOLE           30,158,000
CONCEPTUS INC                     COM               206016107   12,640  1,000,000  SH           SOLE            1,000,000
CREXUS INVT CORP                  COM               226553105    2,810    270,756  SH           SOLE              270,756
DAVITA INC                        COM               23918K108   12,281    162,000  SH           SOLE              162,000
EZCORP INC                        CL A NON VTG      302301106   27,880  1,057,265  SH           SOLE            1,057,265
FEIHE INTL INC                    PUT               31429Y103      103     39,595  SH  PUT      SOLE               39,595
GAMESTOP CORP NEW                 CL A              36467W109   11,478    475,692  SH           SOLE              475,692
GENCORP INC                       COM               368682100    5,495  1,032,805  SH           SOLE            1,032,805
GENTEX CORP                       COM               371901109   14,422    487,392  SH           SOLE              487,392
GLOBAL CASH ACCESS HLDGS, INC     COM               378967103    7,259  1,631,171  SH           SOLE            1,631,171
GLOBE SPECIALTY METALS INC        COM               37954N206      911     68,034  SH           SOLE               68,034
GOOGLE INC                        COM               38259P508   13,209     20,450  SH           SOLE               20,450
GRAPHIC PACKAGING HLDG CO         COM               388689101    1,258    295,253  SH           SOLE              295,253
INTERMOLECULAR INC                COM               45882D109    1,797    209,471  SH           SOLE              209,471
JOS A BANK CLOTHIERS INC          COM               480838101   24,643    505,393  SH           SOLE              505,393
KNOLOGY INC                       COM               499183804    5,799    408,406  SH           SOLE              408,406
LIGAND PHARMACEUTICALS INC        COM NEW           53220K504    2,666    224,632  SH           SOLE              224,632
LIMELIGHT NETWORKS INC            COM               53261M104    3,972  1,342,000  SH           SOLE            1,342,000
MFC INDL LTD                      COM               55278T105   17,782  2,536,678  SH           SOLE            2,536,678
MI DEVELOPMENTS INC               COM               55304X104   16,508    516,199  SH           SOLE              516,199
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT    55608B105   20,354    728,217  SH           SOLE              728,217
MACQUARIE INFRASTR CO LLC         CALL              55608B105    1,626     58,183  SH  CALL     SOLE               58,183
MEDCATH CORP                      COM               58404W109    6,883    944,147  SH           SOLE              944,147
META FINL GROUP INC               COM               59100U108      474     28,459  SH           SOLE               28,459
MOVE INC COM                      COM               62458M108   11,048  1,748,167  SH           SOLE            1,748,167
NORDION INC                       COM               65563C105   39,250  4,694,989  SH           SOLE            4,694,989
PAIN THERAPEUTICS INC             COM               69562K100    1,026    269,961  SH           SOLE              269,961
POWERWAVE TECHNOLOGIES INC        COM NEW           739363307      218    105,000  SH           SOLE              105,000
RENTECH INC                       COM               760112102   13,556 10,347,736  SH           SOLE           10,347,736
SABA SOFTWARE INC                 COM NEW           784932600    6,714    850,970  SH           SOLE              850,970
STAGE STORES INC                  COM NEW           85254C305    1,097     78,963  SH           SOLE               78,963
TRINITY BIOTECH PLC               SPON ADR NEW      896438306   10,312  1,012,963  SH           SOLE            1,012,963
VALUEVISION MEDIA INC             CL A              92047K107    1,808    961,497  SH           SOLE              961,497
WI-LAN INC                        COM               928972108    2,691    468,800  SH           SOLE              468,800
WESTERN REFNG INC                 CALL              959319104    2,523    189,844  SH  CALL     SOLE              189,844
VISTAPRINT NV                     COM               N93540107   11,102    362,800  SH           SOLE              362,800
XERIUM TECHNOLOGIES INC           COM NEW           98416J118    5,147    786,970  SH           SOLE              786,970